STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Cash Flows from Operating Activities:
Net loss	$ (80)	$ (1,000)
Changes in operating assets and liabilities:
Other receivable	(25,000)	0
Accrued expenses		1,000
Net cash used in operating activities	(25,080)	0
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	175,000	0
Payments of offering costs	(66,195)	0
Net cash provided by financing activities	108,805	25,000
Net Change in Cash	83,725	25,000
Cash - Beginning	25,000	0
Cash - Ending	108,725	25,000
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 22,450	28,000
Sponsor
Cash Flows from Financing Activities:
Proceeds from issuance of common stock to Sponsor		$ 25,000